Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Earnings (loss)	$ (167)	$ 1,975
Items that may be reclassified to earnings
Translation loss on foreign operations	34	(83)
Items that will not be reclassified to earnings
Actuarial gain on retirement benefits, net of tax	(35)	164
Total other comprehensive income	0	81
Comprehensive earnings (loss)	$ (167)	$ 2,056